Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Core Bond Fund))	0 Months Ended
Apr. 27, 2012
(Oppenheimer Core Bond Fund)
Bar Chart Table:
Annual Return 2002	10.06%
Annual Return 2003	5.87%
Annual Return 2004	4.90%
Annual Return 2005	2.35%
Annual Return 2006	4.84%
Annual Return 2007	4.49%
Annual Return 2008	(35.83%)
Annual Return 2009	7.29%
Annual Return 2010	10.96%
Annual Return 2011	7.44%